Retirement Plan	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Retirement Plan

Note 8 Retirement Plan

The Company maintains a 401(k) retirement plan covering eligible employees of the Company and its affiliate. Under the plan, participants may defer up to 84% of their annual compensation, with Syntec matching 50% of employee contributions not to exceed 6% of annual compensation. Total contributions for the Company for the years ended December 31, 2025 and 2024 amounted to $187,159 and $196,198, respectively.